Related parties - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Transactions held with Related parties
Revenues		R$ 4,911	R$ 33,822	R$ 12,700
Finance costs		25,591	55,679	92,583	[1]
Sistema P H De Ensino Ltda.
Transactions held with Related parties
Revenues		3,267	5,776	1,909
Finance costs					[1]
Colegio Motivo Ltda.
Transactions held with Related parties
Revenues		316	1,308
Finance costs					[1]
Acel Administracao de Cursos Educacionais Ltda
Transactions held with Related parties
Revenues		283	1,230
Finance costs					[1]
Sociedade Educacional Doze De Outubro Ltda.
Transactions held with Related parties
Revenues		134	295	1,770
Finance costs					[1]
Escola Mater Christi Ltda.
Transactions held with Related parties
Revenues		120	246
Finance costs					[1]
Editora e Distribuidora Educacional S.A (“EDE”)
Transactions held with Related parties
Revenues		592	1,841	469
Finance costs					[1]
Saber Servicos Educacionais S.A.
Transactions held with Related parties
Revenues			1,254	4,642
Finance costs		25,591	6,740	5,744	[1]
Others
Transactions held with Related parties
Revenues		72		134
Finance costs					[1]
Vasta Platform (Successor)
Transactions held with Related parties
Revenues	[2]	4,911		12,700
Finance costs	[3]	25,591		92,583
Vasta Platform (Successor) | Sistema P H De Ensino Ltda.
Transactions held with Related parties
Revenues	[2]	3,267		4,642
Finance costs	[3]
Vasta Platform (Successor) | Colegio Motivo Ltda.
Transactions held with Related parties
Revenues	[2]	316		1,909
Finance costs	[3]
Vasta Platform (Successor) | Acel Administracao de Cursos Educacionais Ltda
Transactions held with Related parties
Revenues	[2]	283		1,307
Finance costs	[3]
Vasta Platform (Successor) | Sociedade Educacional Doze De Outubro Ltda.
Transactions held with Related parties
Revenues	[2]	134		469
Finance costs	[3]
Vasta Platform (Successor) | Escola Mater Christi Ltda.
Transactions held with Related parties
Revenues	[2]	120		311
Finance costs	[3]
Vasta Platform (Successor) | Colegio Integrado JAO
Transactions held with Related parties
Revenues	[2]	127		511
Finance costs	[3]
Vasta Platform (Successor) | Editora e Distribuidora Educacional S.A (“EDE”)
Transactions held with Related parties
Revenues	[2]	592		1,647
Finance costs	[3]
Vasta Platform (Successor) | Saber Servicos Educacionais S.A.
Transactions held with Related parties
Revenues	[2]			1,770
Finance costs	[3]	25,591		92,583
Vasta Platform (Successor) | Others
Transactions held with Related parties
Revenues	[2]	72		134
Finance costs	[3]

[1]	Refers to debentures interest; see Note 14.
[2]	Primarily refers to the amounts arising from the direct sales of printed books and learning systems to other entities of Cogna’s Group for resale to its direct clients.
[3]	As described in note 13, refers to bonds subscribed by SABER as of December 31, 2018 and by SOMOS as of October 11, 2018.